CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 364,197	$ 28,423	$ 70
Accounts receivable	15,000	0	0
Prepaid expenses and other current assets	10,073	17,104	0
Total Current Assets	389,270	45,527	70
Non-Current assets
Plant and Equipment, net	183,758	122,381	0
Intangibles, net	332,500	0	0
Deposits	2,200	2,200	0
Total non-current assets	518,458	124,581	0
Total Assets	907,728	170,108	70
Current Liabilities
Accounts payable	249,813	186,576	0
Accrued liabilities and other payables	328,589	60,093	100
Notes payable	63,000	3,000	0
Convertible notes payable, net	44,418	668,887	0
Derivative financial liabilities	16,104	237,799	0
Total Current Liabilities	701,924	1,156,355	100
Long Term Liabilities
Notes Payable	110,464	106,532	0
Convertible notes payable, net	16,640	181,519	0
Accrued liabilities and other payables	200,000	0	0
Total Long Term Liabilities	327,104	288,051	0
Total Liabilities	1,029,028	1,444,406	100
Stockholders' Deficit
Preferred stock, $0.001 par value, 10,000,000 authorized shares, 4,500,000 and 5,000,000 shares undesignated and unissued, respectively.	0	0	0
Series A-1 Convertible Preferred stock, $0.001 par value; 5,000,000 shares designated, 3,887,500 and 0 shares issued and outstanding, respectively. (liquidation preference $311,000 and $0, $0 December2012 respectively)	3,888	3,888	0
Series B Convertible, Redeemable Preferred Stock, $0.001 par value; 500,000 shares designated; 75,000 and 0 (December 2013 and 2012) issued and outstanding (liquidation preference $900,000 and(December 31,2013 and 2012, $0)	75	0	0
Common stock, $0.001 par value; 500,000,000 shares authorized, 236,444,772,December 2013; 205,297,714 and December 2012; 100,000,000 shares issued and outstanding, respectively.	236,445	205,298	100,000
Additional paid-in capital	7,663,078	3,910,188	0
Accumulated deficit	(8,024,786)	(5,393,672)	(100,030)
Total Stockholders' Deficit	(121,300)	(1,274,298)	(30)
Total Liabilities and Stockholders' Deficit	$ 907,728	$ 170,108	$ 70